Basis of Presentation and Consolidation	6 Months Ended
Jun. 30, 2014
Basis of Presentation and Consolidation [Abstract]
Basis of Presentation and Consolidation

Note 1. Basis of Presentation and Consolidation

     Stratasys Ltd. and its subsidiaries (collectively the "Company") is a leading global provider of additive manufacturing ("AM") solutions for the creation of parts used in the processes of designing and manufacturing products and for the direct manufacture of end parts. The Company's systems include desktop 3D printers for idea and design development, various systems for rapid prototyping ("RP") and large production systems for direct digital manufacturing ("DDM"). The Company also develops, manufactures and sells materials for use with its systems and provides various services to its customers, including paid parts services.

     The condensed consolidated interim financial statements include the accounts of Stratasys Ltd. and its subsidiaries. All intercompany accounts and transactions, including profits from intercompany sales not yet realized outside the Company, have been eliminated in consolidation.

     The consolidated interim financial information herein is unaudited; however, such information reflects all adjustments (consisting of normal, recurring adjustments), which are, in the opinion of management, necessary for a fair statement of results for the interim period. Certain prior period amounts have been reclassified to conform to the current year presentation. The results of operations for the three and six months ended June 30, 2014 are not necessarily indicative of the results to be expected for the full year. Certain financial information and footnote disclosures normally included in the annual consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") have been condensed or omitted. The reader is referred to the audited consolidated financial statements and notes thereto for the year ended December 31, 2013, filed as part of the Company's Annual Report on Form 20-F for such year.

Recently adopted and issued accounting pronouncements:

     In May 2014, the Financial Accounting Standards Board ("FASB") issued an Accounting Standard Update ("ASU"), issued as a new topic, Accounting Standards Codification ("ASC") topic 606. The ASU supersedes the current revenue recognition requirements in ASC 605, Revenue Recognition. The core principle of this amendment is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This ASU is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period, with earlier adoption not permitted. This ASU can be adopted either retrospectively to each prior reporting period presented or as a cumulative-effect adjustment as of the date of adoption. The Company is currently evaluating the impact of the adoption of this ASU on its consolidated financial statements.

     In July 2013, the FASB, issued an accounting standard update, under which an entity must present an unrecognized tax benefit, or a portion of an unrecognized tax benefit, in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, in the absence of certain conditions. This ASU was effective for the Company for the three and six months ended June 30, 2014. The adoption of this standard did not have a material impact on the Company's consolidated financial statements.